Inventory (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Schedule Of Inventory

	March 31, 2018	December 31, 2017
Finished goods	$1,100	$1,106
Raw materials	367	451

	$1,467	$1,557

	2017	2016
Finished goods	$1,106	$1,180
Raw materials	451	670

	$1,557	$1,850